OTHER OPERATING STATEMENT DATA	12 Months Ended
Dec. 31, 2011
Other Operating Statement Data [Abstract]
OTHER OPERATING STATEMENT DATA
OTHER OPERATING STATEMENT DATA

Insurance policy income consisted of the following (dollars in millions):

	2011	2010	2009
Direct premiums collected	$4,214.7	$4,252.0	$4,128.1
Reinsurance assumed	87.7	99.4	476.5
Reinsurance ceded	(243.2)	(264.7)	(185.7)
Premiums collected, net of reinsurance	4,059.2	4,086.7	4,418.9
Change in unearned premiums	17.2	2.9	(2.1)
Less premiums on universal life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,693.5)	(1,730.1)	(1,668.9)
Premiums on traditional products with mortality or morbidity risk	2,382.9	2,359.5	2,747.9
Fees and surrender charges on interest-sensitive products	307.6	310.5	345.7
Insurance policy income	$2,690.5	$2,670.0	$3,093.6

The four states with the largest shares of 2011 collected premiums were Florida (7.9 percent), California (6.9 percent), Texas (6.5 percent) and Pennsylvania (6.2 percent). No other state accounted for more than five percent of total collected premiums.

Other operating costs and expenses were as follows (dollars in millions):

	2011	2010	2009
Commission expense	$131.7	$130.9	$149.5
Salaries and wages	167.6	175.6	173.5
Other	405.2	383.8	394.5
Total other operating costs and expenses	$704.5	$690.3	$717.5

Changes in the present value of future profits were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$1,008.6	$1,175.9	$1,477.8
Amortization	(113.7)	(139.0)	(177.5)
Effect of reinsurance transactions	—	—	(24.1)
Amounts related to fair value adjustment of fixed maturities, available for sale	(197.2)	(28.3)	(100.3)
Balance, end of year	$697.7	$1,008.6	$1,175.9

Based on current conditions and assumptions as to future events on all policies inforce, the Company expects to amortize approximately 13 percent of the December 31, 2011 balance of the present value of future profits in 2012, 11 percent in 2013, 9 percent in 2014, 8 percent in 2015 and 7 percent in 2016. The discount rate used to determine the amortization of the present value of future profits averaged approximately 5 percent in the years ended December 31, 2011, 2010 and 2009.

In accordance with authoritative guidance, we are required to amortize the present value of future profits in relation to estimated gross profits for universal life products and investment-type products. Such guidance also requires that estimates of expected gross profits used as a basis for amortization be evaluated regularly, and that the total amortization recorded to date be adjusted by a charge or credit to the statement of operations, if actual experience or other evidence suggests that earlier estimates should be revised.

Changes in deferred acquisition costs were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$999.6	$1,063.0	$1,123.2
Additions	216.7	231.8	217.1
Amortization	(183.7)	(186.0)	(167.8)
Effect of reinsurance transactions	—	—	(35.5)
Amounts related to fair value adjustment of fixed maturities, available for sale	(235.5)	(98.5)	(74.0)
Other adjustments	—	(10.7)	—
Balance, end of year	$797.1	$999.6	$1,063.0